Quarterly Report
June 30, 2023
MFS®  Mississippi
Municipal Bond Fund
MMP-Q1

Portfolio of Investments
6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.7%
Airport Revenue – 0.6%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$60,000	$58,034
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	55,000	52,301
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	45,358
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	230,000	232,834
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	35,000	35,099
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	60,000	59,943
		$483,569
General Obligations - General Purpose – 20.3%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$220,000	$199,239
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	50,000	53,965
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	135,000	136,915
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	6,174	5,914
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	48,848	29,865
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	42,274	43,318
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	41,891	44,109
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	41,212	44,135
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	40,029	43,720
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	37,958	36,063
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	66,803	62,089
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	29,283	26,279
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	39,814	34,570
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	128,406	108,487
Desoto County, MI, General Obligation Refunding, 5%, 11/01/2024	685,000	702,033
Jackson, MS, General Obligation Refunding, 5%, 3/01/2027	700,000	717,444
Mississippi Development Bank Special Obligation (Biloxi General Obligation), 4%, 3/01/2037	500,000	505,737
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,157,815
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 4%, 2/01/2045	500,000	485,080
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 5.25%, 2/01/2049	750,000	794,986
Mississippi Development Bank Special Obligation (Hinds County), 5%, 11/01/2032	500,000	508,418
Mississippi Development Bank Special Obligation (Hinds County), 4%, 11/01/2042	500,000	432,328
Mississippi Development Bank Special Obligation (Rankin County General Obligation Bond Project), 5%, 8/01/2034	350,000	391,805
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2031	1,000,000	1,074,338
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2032	1,000,000	1,072,176
Mississippi Development Bank Special Obligation (Vicksburg Sports Complex General Obligation Bond Project), BAM, 5%, 7/01/2048	1,000,000	1,061,664
Mississippi Development Bank Special Obligation Refunding, Taxable (Clay County Industrial Development Project), BAM, 2.955%, 3/01/2025	335,000	320,610
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	163,887
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	65,000	70,578
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	195,000	186,953
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	125,000	118,909
State of Mississippi, “A”, 5%, 10/01/2033 (Prerefunded 10/01/2027)	1,000,000	1,091,002
State of Mississippi, “A”, 5%, 11/01/2036 (Prerefunded 11/01/2026)	1,000,000	1,067,064
State of Mississippi, “B”, 5%, 12/01/2033 (Prerefunded 12/01/2026)	1,000,000	1,070,719
State of Mississippi, “B”, 3%, 10/01/2035	875,000	803,159
State of Mississippi, “B”, 4%, 10/01/2038	1,000,000	1,011,180
State of Mississippi, “D”, 4%, 12/01/2030	1,000,000	1,039,091
		$16,715,644
General Obligations - Schools – 15.0%
Lamar County, MS, School District, 5%, 9/01/2031 (Prerefunded 9/01/2023)	$1,095,000	$1,097,929
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	700,000	549,180
Mississippi Development Bank Special Obligation (Canton Public School District), AGM, 5%, 12/01/2031 (Prerefunded 12/01/2025)	1,000,000	1,046,231
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2036	500,000	508,828

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2037	$500,000	$505,537
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2031 (Prerefunded 4/01/2024)	500,000	506,678
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2032 (Prerefunded 4/01/2024)	500,000	506,678
Mississippi Development Bank Special Obligation (Hinds County School District), 4%, 3/01/2024	355,000	356,493
Mississippi Development Bank Special Obligation (Hinds County School District), 5%, 3/01/2043	450,000	470,276
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project), “B”, 5%, 10/01/2023	275,000	275,931
Mississippi Development Bank Special Obligation (Jackson Public School District), BAM, 5.25%, 10/01/2037	1,000,000	1,081,441
Mississippi Development Bank Special Obligation (Meridian Public School District General Obligation Project), BAM, 4.125%, 4/01/2043	1,000,000	993,899
Mississippi Development Bank Special Obligation (Rankin County), 4%, 6/01/2043	750,000	725,914
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	1,500,000	1,541,733
Natchez-Adams, MS, School District Trust Certificates, 5%, 2/01/2025	470,000	481,424
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	664,613
Sunflower County, MI, Consolidated School District, General Obligation, BAM, 4%, 6/01/2038	1,000,000	994,835
		$12,307,620
Healthcare Revenue - Hospitals – 7.0%
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	$50,000	$46,703
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	20,000	18,283
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	500,000	506,188
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	470,000	450,710
Mississippi Hospital Equipment & Facilities Authority Refunding Rev. (Forrest County General Hospital Refunding Project), “A”, 5%, 1/01/2028	575,000	609,032
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2044 (Put Date 9/01/2025)	500,000	516,293
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	1,000,000	953,748
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2037	1,500,000	1,572,523
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	505,000	495,403
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	655,000	597,805
		$5,766,688
Industrial Revenue - Other – 0.6%
Mississippi Development Bank Special Obligation (Jackson County GOMESA Project), 3.625%, 11/01/2036 (n)	$500,000	$452,284
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	100,000	65,128
		$517,412
Industrial Revenue - Paper – 1.2%
Warren County, MS, Environmental Improvement Rev. (International Paper Co. Project), “B”, 1.6%, 8/01/2027 (Put Date 6/16/2025)	$1,000,000	$956,903
Miscellaneous Revenue - Other – 1.7%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$35,000	$35,281
Mississippi Development Bank Special Obligation (Itawamba Community College Capital Improvement Project), 5%, 10/01/2030	720,000	813,774
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	210,000	206,469
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	310,000	317,052
		$1,372,576
Multi-Family Housing Revenue – 0.8%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$243,632	$238,620
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	650,000	443,400
		$682,020

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – 4.8%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	$905,000	$338,084
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	5,000	5,206
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	5,221
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	5,000	5,247
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	70,000	61,870
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	274,378
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	861,273
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	20,000	19,540
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	71,000	67,655
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	929,000	905,653
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	162,000	154,067
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	71,000	67,523
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	920
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	234,000	221,769
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	1,000	961
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	38,000	32,269
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	5,438
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	346,000	246,834
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	330,000	214,496
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,356,000	380,941
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	115,000	87,831
		$3,957,176
Single Family Housing - State – 7.6%
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 3%, 6/01/2050	$470,000	$451,241
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 3%, 12/01/2050	1,270,000	1,223,792
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 5.25%, 12/01/2053	1,000,000	1,055,164
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 2.875%, 12/01/2043	1,000,000	787,894
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051	905,000	870,460
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 3.95%, 12/01/2042	1,000,000	967,354
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.05%, 12/01/2047	1,000,000	917,883
		$6,273,788
State & Local Agencies – 3.2%
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	$500,000	$500,487
Mississippi Development Bank Special Obligation (Tupelo Public Improvement Rev. Project), 5%, 7/01/2049	1,500,000	1,576,199
Mississippi Development Bank Special Obligation Refunding, Taxable (Desoto County Highway Project), 2.358%, 1/01/2026	590,000	549,513
		$2,626,199
Student Loan Revenue – 0.6%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$10,000	$9,476
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	110,000	89,885
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	420,000	415,514
		$514,875
Tax - Other – 4.1%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$455,000	$470,809
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	60,000	62,004
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	125,000	136,480
State of Mississippi, Gaming Tax Rev., “A”, 4%, 10/15/2038	1,000,000	964,840
State of Mississippi, Gaming Tax Rev., “E”, 5%, 10/15/2030	1,305,000	1,349,018
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	545,000	407,989
		$3,391,140

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$265,000	$245,266
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	295,000	267,261
		$512,527
Toll Roads – 0.5%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$110,000	$110,496
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	85,000	85,330
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	280,000	217,038
		$412,864
Transportation - Special Tax – 0.3%
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 4%, 11/15/2045	$255,000	$240,713
Universities - Colleges – 12.2%
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	$370,000	$310,116
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	920,000	1,021,489
Medical Center, Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2053	1,000,000	936,963
Mississippi Development Bank Special Obligation (Northwest Mississippi Community College Improvement Project), 4%, 3/01/2050	435,000	419,008
Mississippi State University, Educational Building Corp. Refunding Rev. (Mississippi State University Facilities Refinancing), “A”, 4%, 8/01/2043	600,000	580,632
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	1,000,000	1,001,439
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 4%, 6/01/2047	1,000,000	963,545
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2047	1,250,000	1,292,271
University of Mississippi Medical Center, Educational Building Corp. Rev., “B”, AAC, 5.5%, 12/01/2023	165,000	166,437
University of Mississippi, Educational Building Corp. Rev. (New Facilities Project), 4.5%, 10/01/2052	1,000,000	1,025,827
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 3/01/2028	745,000	762,883
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 9/01/2035	1,515,000	1,572,646
		$10,053,256
Utilities - Electric Power – 0.4%
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	$355,000	$285,858
Utilities - Investor Owned – 0.4%
Mississippi Business Finance Corp. Refunding Rev. (System Energy Resources, Inc. Project), 2.375%, 6/01/2044	$500,000	$313,370
Utilities - Municipal Owned – 2.7%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$315,000	$323,299
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	75,000	76,517
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	85,000	86,635
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), AGM, 5%, 3/01/2035	500,000	520,032
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	3,750
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	90,000	33,750
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	150,000	56,250
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2030	105,000	103,900
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,859
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	240,000	90,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	35,000	13,125
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	7,500
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	3,750
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	90,000	33,750
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	15,000	15,000
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	80,000	79,085
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	15,000	14,549

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	$40,000	$15,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2024 (a)(d)	40,000	15,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	1,875
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	120,000	45,000
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	500,000	522,935
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	60,000	58,626
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	3,750
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	5,625
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	60,000	22,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	65,000	24,375
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	7,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	60,000	22,500
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	18,750
		$2,234,187
Utilities - Other – 2.2%
Alabama Southeast Energy, Cooperative District Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	$560,000	$600,534
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	200,000	194,306
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	240,000	237,106
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	460,000	481,205
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	265,000	280,555
		$1,793,706
Water & Sewer Utility Revenue – 9.9%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$30,000	$30,627
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	145,000	146,404
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	30,000	30,282
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	30,000	30,242
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	120,000	121,808
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	2,000,000	2,034,712
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	25,000	25,370
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	30,000	30,304
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	15,000	15,196
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	35,000	35,368
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	750,000	758,383
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), “A”, AGM, 5%, 9/01/2023	1,220,000	1,221,337
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2045	1,305,000	1,235,138
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2050	1,500,000	1,371,451
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048 (Prerefunded 1/01/2028)	1,000,000	1,090,364
		$8,176,986
Total Municipal Bonds		$79,589,077
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$161,000	$143,095
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	283,648	89,544
Total Bonds		$232,639
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$179,722	$90,535

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 5.04% (v)	1,209,968	$1,210,210

Other Assets, Less Liabilities – 1.4%		1,150,599
Net Assets – 100.0%		$82,273,060
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,210,210 and $79,912,251, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,044,351, representing 1.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$79,679,612	$—	$79,679,612
U.S. Corporate Bonds	—	232,639	—	232,639
Mutual Funds	1,210,210	—	—	1,210,210
Total	$1,210,210	$79,912,251	$—	$81,122,461
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,072,843	$5,933,750	$5,796,259	$(134)	$10	$1,210,210

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$10,692	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2023, are as follows:
Mississippi	75.4%
Puerto Rico	5.1%
Massachusetts	2.7%
New York	2.2%
Alabama	1.8%
Illinois	1.8%
California	1.7%
Guam	1.5%
Texas	1.2%
South Carolina	0.7%
Arkansas	0.7%
Michigan	0.6%
Virginia	0.6%
New Jersey	0.5%
Pennsylvania	0.4%
Tennessee	0.3%
Ohio	0.3%
New Hampshire	0.3%
Colorado	0.2%
Iowa	0.1%
Wisconsin	0.1%
U.S. Virgin Islands (o)	0.0%
(o) Less than 0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.